Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation [Abstract]
Asset retirement obligations

In 2016 and 2015, U.S. Cellular and TDS Telecom performed a review of the assumptions and estimated costs related to asset retirement obligations.  The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2016 and 2015 were as follows:

	2016	2015
(Dollars in millions)
Balance at beginning of year	$243	$239
Additional liabilities accrued	1	2
Revisions in estimated cash outflows	7	(4)
Disposition of assets	(1)	(10)
Accretion expense	16	16
Balance at end of year	$266	$243